Submission	Sep. 03, 2026
Submission [Line Items]
Central Index Key	0001787297
Registrant Name	PASSAGE BIO, INC.
Registration File Number	333-297601
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES